BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

15. BORROWINGS

Total borrowings as of December 31, 2011 and 2012 consist of:

	December 31,
	2011	2012
	US$	US$
Short-term:
Secured	20,087	21,676
Unsecured	794	—
Long-term:
Current portion, secured	51,651	35,537
Non-current, secured	215,382	212,970
Total borrowings	287,914	270,183

The short-term loans outstanding as of December 31, 2011 represent RMB denominated loans of US$9,141, US$1,111, US$794, US$1,587, US$5,555 and US$2,693 for Jinling, Jinlong, Wuliting, Yingchuan, Ruiyang and Binglangjiang obtained from financial institutions, respectively. These loans are due for settlement in 2012. The short-term loans for Jinling of US$7,554 were obtained from Agricultural Bank of China with annual interest rates between 5.8410% and 7.8720% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Jinling of US$1,587 was obtained from China Construction Bank with an annual interest rate of 6.1160% and was guaranteed by Fujian Taiyu Investment (Group) Co., Ltd. The short-term loan for Jinlong of US$1,111 was obtained from Rural Credit Cooperative Shaowu Jiefang Branch with an annual interest rate of 14.43% and was secured by the pledge of the property, plant and equipment of Jinlong. The short-term loan for Wuliting of US$794 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 9.76% and was guaranteed by Yingchuan. The short-term loan for Yingchuan of US$1,587 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 10.496% and was guaranteed by Wuliting. The short-term loans for Ruiyang of US$5,555 were obtained from Shanghai Pudong Development Bank with annual interest rates between 10.496% and 18% and were guaranteed by Wuliting. The short-term loans for Binglangjiang of US$1,587 were obtained from Agricultural Bank of China with annual interest rates of 6.626% and 6.888% and were secured by the pledge of the property, plant and equipment of Binglangjiang. The short-term loans for Binglangjiang of US$1,106 were obtained from Construction Bank of China with annual interest rates between 6.728% and 7.625% and were secured by the pledge of proceeds from the future electricity sales of Binglangjiang.

The short-term loans outstanding as of December 31, 2012 represent RMB denominated loans of US$5,823, US$3,818, US$795, US$4,773, US$2,243, US$1,101 and US$623 for Jinling, Wangkeng, Yingchuan, Ruiyang, Zhougongyuan, Binglangjiang and Hengda, respectively, and US$ denominated loans of US$2,500 obtained from financial institutions. These loans are due for settlement in 2013. The short-term loans for Jinling of US$2,386 were obtained from Agricultural Bank of China with annual interest rates between 7.20% and 7.80% and were guaranteed by Wangkeng, and US$3,437 were obtained from Agricultural Bank of China with annual interest rates between 7.80% and 8.528% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Wangkeng of US$3,818 was obtained from Industrial bank of Fujian with an annual interest rate of 8.7% and was guaranteed by Pingnan County Yuanping Hydroelectric Co., Ltd. The short-term loan for Yingchuan of US$795 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 9.60% and was guaranteed by Wuliting. The short-term loan for Ruiyang of US$1,591 was obtained from Shanghai Pudong Development Bank with annual interest rates of 15%, and was secured by the pledge of the property, plant and equipment of Zhougongyuan and guaranteed by Yingchuan, and US$3,182 was obtained from Shanghai Pudong Development Bank with annual interest rates of 18% and was secured by the pledge of the property, plant and equipment of Jiulongshan and guaranteed by Wuliting. The short-term loan for Zhougongyuan of US$2,243 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 5.40% and was secured by the pledge of a certificate of deposit of Zhougongyuan. The short-term loan for Binglangjiang of US$1,101 was obtained from Construction Bank of China with annual interest rates of 7% and was secured by the pledge of proceeds from the future electricity sales of Binglangjiang. The short-term loan for Hengda of US$623 was obtained from Agricultural Bank of China with annual interest rate of 6.29% and was secured by the pledge of notes receivable with face amount of US$636. The short-term loan for CHC HK of US$2,500 was obtained from Bank of China with an annual interest rate of 4.64% and was secured by the pledge of a certificate of deposit of Fujian Huabang.

The long-term loans of US$267,033 outstanding as of December 31, 2011 relate to RMB denominated loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Yuheng, Wangkeng, Banzhu, Jinling and its subsidiaries from financial institutions. The loan balances of Yingchuan that were not in compliance with certain debt covenants as of December 31, 2010 were not settled during the year ended December 31, 2011 and remained classified as current portion of long-term loans as of December 31, 2011.

The long-term loans of US$248,507 outstanding as of December 31, 2012 relate to RMB denominated loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Liyuan, Jinling and its subsidiaries from financial institutions. The loan balances of Yingchuan that were not in compliance with certain debt covenants as of December 31, 2011 were fully settled during the year ended December 31, 2012.

The interest rates on these long-term loans are variable based on the benchmark rate published by the People’s Bank of China each year. The weighted average interest rate on the long-term loans for the years ended December 31, 2011 and 2012 was 7.00% and 6.96%, respectively. The long-term loans are due from 2013 to 2027 and are secured by the following:

(a) Corporate guarantee by third parties

Long-term loans amounting to US$30,552 and US$28,256 as of December 31, 2011 and 2012, respectively, were guaranteed by the following third parties:

	December 31,
	2011	2012
	US$	US$
Guaranteed by:
Guangsha Construction Group Co., Ltd.	14,284	10,119
Fujian Taiyu Investment (Group) Co., Ltd.	—	7,159
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	5,079	4,455
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.	11,189	6,523
	30,552	28,256

(b) Pledge of property, plant and equipment

As of December 31, 2011, long-term loans of US$251,639 were secured by the pledge of the property, plant and equipment in the amount of US$569,006 of Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Jinlong, Jinwei and Jintang.

As of December 31, 2012, long-term loans of US$237,752 were secured by the pledge of the property, plant and equipment in the amount of US$564,563 of Binglangjiang, Liyuan, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Jinlong, Jinwei and Jintang.

(c) Pledge of proceeds from future electricity sales

As of December 31, 2011, long-term loans of US$115,978 were secured by the proceeds from future electricity sales of Binglangjiang, Hengda, Xineng, Xiaopengzu, Zhougongyuan, Jiulongshan, Wangkeng, Jinling and Jinlong.

As of December 31, 2012, long-term loans of US$171,740 were secured by the proceeds from future electricity sales of Hengda, Xineng, Xiaopengzu, Wuliting, Zhougongyuan, Jiulongshan, Ruiyang, Yingchuan, Shapulong, Wangkeng, Jinling, Jinlong and Liyuan.

(d) Pledge of equity interest

As of December 31, 2012, long-term loans of US$20,683 and US$6,431 were secured by the pledge of the Company’s equity interest in Wuliting and Liyuan, respectively.

Maturities of long-term loans for the five years succeeding December 31, 2012 are as follows:

US$
2013	35,537
2014	37,274
2015	30,120
2016	30,082
2017	28,438
Thereafter	87,056
248,507